STATEMENTS OF FINANCIAL POSITION - USD ($)		Jun. 30, 2020	Jun. 30, 2019
Current
Cash		$ 64,336	$ 66,125
Receivables		1,739	9,818
Prepaid expenses and deposits		26,231	26,673
Assets		92,306	102,616
Current
Accounts payable and accrued liabilities	[1]	446,409	332,639
Loans from related parties	[1]	107,500	87,500
Promissory notes	[2]	87,579	0
Current liabilities		641,488	420,139
Non-current
Promissory notes	[2]	152,478	81,513
Liabilities		793,966	501,652
DEFICIENCY
Share capital	[3]	18,238,161	18,238,161
Share-based payment and other reserve	[3]	10,587,677	10,535,182
Deficit		(29,527,498)	(29,172,379)
Equity		(701,660)	(399,036)
Equity and liabilities		$ 92,306	$ 102,616

[1]	See Note 12.
[2]	See Note 10.
[3]	See Note 11.